Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity

NOTE 4 – SHAREHOLDERS’ EQUITY

In February 2019, convertible promissory notes issued in 2015 for $181,500 were amended to a conversion price of $0.50 and the principal and accrued interest total of $211,983 were then converted to 423,966 common shares.

In February 2019, 16,666 of warrants issued in 2014 at $0.01 per share were exercised for 16,666 of common shares. $166 was received in cash.

In April and May 2019, 505,000 options were granted with exercise prices ranging from $0.41 to $0.44 and a term of 10 years from the grant date. The options vest over a period ranging from four to five years.

NOTE 5 – STOCKHOLDERS’ EQUITY

2017

In January 2017, under a Private Offer Memorandum, 250,000 shares of Common Stock were issued for $250,000 cash. The Common Stock was sold at $1.00 per share. In connection with this Common Stock offering, warrants to purchase 87,500 shares of Common Stock were issued with a strike price of $0.01 and an expiration date of five years.

In February 2017, 25,000 shares were issued when warrants were exercised at $0.01 grant price for $250.

In March 2017, 50,000 shares were issued for services performed for the Company and valued at fair value of $12,500.

2018

In July 2018, under a Private Offer Memorandum, 300,000 shares of Common Stock were issued for $300,000 cash. The Common Stock was sold at $1.00 per share. In connection with this Common Stock offering, warrants to purchase 161,538 shares of Common Stock were issued with a strike price of $0.01 and an expiration date of five years.

In November 2018, under a Private Offer Memorandum, 1,000,000 shares of Common Stock were issued for $500,000 cash. The Common Stock was sold at $0.50 per share.